PROPERTY AND EQUIPMENT, NET (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Cost		$ 642,185	$ 23,727
Accumulated depreciation		24,821	504
Property and equipment, net	1,486,426	617,364	23,223
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost		51,466	16,800
Accumulated depreciation		10,196	463
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost		12,823	3,546
Accumulated depreciation		535	17
Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost		574,515	0
Accumulated depreciation		13,727	0
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost		3,381	3,381
Accumulated depreciation		$ 363	$ 24